Summary of material accounting policies	6 Months Ended
Jun. 30, 2025
Summary of material accounting policies
Summary of material accounting policies

3.Summary of material accounting policies

The accounting policies have been applied consistently throughout the periods presented in these interim condensed consolidated financial statements and were the same as those described in the Group’s consolidated financial statements for the year ended December 31, 2024.